Segment Information (Tables)	12 Months Ended
May 31, 2012
Schedule of Segment Reporting Information, by Segment

The Group’s chief operating decision maker evaluates performance based on each reporting segment’s net revenue, operating costs and expenses, and operating income. Net revenues, operating costs and expenses, operating income, and total assets by segment were as follows:

For the year ended May 31, 2010

	Language training and test preparation courses	Primary and secondary education	Others	Consolidated
	US$	US$	US$	US$

Net revenues	337,209	9,860	39,238	386,307

Operating costs and expenses:
Cost of revenues	(127,069)	(5,532)	(13,991)	(146,592)
Selling and marketing	(42,985)	(211)	(8,916)	(52,112)
General and administrative	(61,992)	(2,720)	(6,924)	(71,636)
Unallocated corporate expenses	—	—	—	(38,653)

Total operating costs and expenses	(232,046)	(8,463)	(29,831)	(308,993)

Operating income	105,163	1,397	9,407	77,314

Segment assets	229,900	43,542	61,708	335,150
Unallocated corporate assets	—	—	—	261,270

Total assets	229,900	43,542	61,708	596,420

For the year ended May 31, 2011

	Language training and test preparation courses	Primary and secondary education	Others	Consolidated
	US$	US$	US$	US$

Net revenues	485,563	13,766	58,543	557,872

Operating costs and expenses:
Cost of revenues	(191,375)	(6,398)	(23,952)	(221,725)
Selling and marketing	(62,320)	(637)	(13,469)	(76,426)
General and administrative	(104,391)	(4,145)	(10,672)	(119,208)
Unallocated corporate expenses	—	—	—	(43,475)

Total operating costs and expenses	(358,086)	(11,180)	(48,093)	(460,834)

Loss on disposal of subsidiaries				(1,537)

Operating income	127,477	2,586	10,450	95,501

Segment assets	312,198	47,821	76,227	436,246
Unallocated corporate assets	—	—	—	427,124

Total assets	312,198	47,821	76,227	863,370

For the year ended May 31, 2012

	Language training and test preparation courses	Primary and secondary education	Others	Consolidated
	US$	US$	US$	US$

Net revenues	663,504	17,757	90,457	771,718

Operating costs and expenses:
Cost of revenues	(256,132)	(8,160)	(39,519)	(303,811)
Selling and marketing	(78,646)	(1,335)	(19,481)	(99,462)
General and administrative	(158,655)	(5,532)	(14,967)	(179,154)
Unallocated corporate expenses	—	—	—	(72,494)

Total operating costs and expenses	(493,433)	(15,027)	(73,967)	(654,921)

Operating income	170,071	2,730	16,490	116,797

Segment assets	436,403	52,839	159,321	648,563
Unallocated corporate assets	—	—	—	480,254

Total assets	436,403	52,839	159,321	1,128,817